Financial investments and non-current prepayments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial investments	$ 2,455	$ 2,841
Prepayments and financial receivables	1,033	912
Current Financial Assets	7,041	8,448
Bond Investment [Member]
Disclosure of financial assets [line items]
Financial investments	1,261	1,611
Listed equity securities [member]
Disclosure of financial assets [line items]
Financial investments	530	619
Non-listed equity securities [member]
Disclosure of financial assets [line items]
Financial investments	664	611
Financial receivables interest bearing [Member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	345	716
Prepayments and other non-interest bearing receivables [Member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	688	196
Time deposits [member]
Disclosure of financial assets [line items]
Current Financial Assets	4,129	4,111
Interest bearing securities [Member]
Disclosure of financial assets [line items]
Current Financial Assets	2,912	4,337
Investment portfolios [Member]
Disclosure of financial assets [line items]
Current Financial Assets	$ 896	$ 714